UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Sep 30, 2012

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Marshall Wace Asia Ltd.
Address: 2812-2815, 28th Fl., 1 Harbour View Rd., One International Finance Centre, Central, Hong Kong

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Messiana
Title:     Head of Operations - Americas
Phone:     203.625.3200
Signature, Place and Date of Signing:

      November 14, 2012


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    12

Form 13F Information Table Value Total:    114030(*1000)

                                                               FORM 13F INFORMATION TABLE
                                                               VALUE     SHARES/ SH/ PUT/     INVSTMT   OTHER     VOTING AUTHORITY
          NAME OF ISSUER      TITLE OF CLASS     CUSIP        x($1000)  PRN AMT  PRN CALL     DISCRETN MANAGERS  SOLE  SHARED  NONE
  ---------------------------- ---------------- --------- 	-------- -------- --- ----   -------- --------- ------ -------- -
D	BANK OF AMERICA		COMMON STOCK	060505104	12146	1375594	SH		SOLE	0	1375594	0	0
D	BB&T CORP		COMMON STOCK	054937107	5525	166617	SH		SOLE	0	166617	0	0
D	CITIGROUP INC		COMMON STOCK	172967424	33661	1028764	SH		SOLE	0	1028764	0	0
D	HARTFORD FINL SV	COMMON STOCK	416515104	13321	685212	SH		SOLE	0	685212	0	0
D	HOME INNS & -ADR	ADRS STOCK	43713W107	824	33217	SH		SOLE	0	33217	0	0
D	JP MORGAN CHASE		COMMON STOCK	US46625H1005	4383	108287	SH		SOLE	0	108287	0	0
D	KEYCORP			COMMON STOCK	493267108	11652	1333212	SH		SOLE	0	1333212	0	0
D	MELCO CROWN-ADR		ADRS STOCK	585464100	1445	107163	SH		SOLE	0	107163	0	0
D	MORGAN STANLEY		COMMON STOCK	617446448	5436	324761	SH		SOLE	0	324761	0	0
D	NATIONSTAR MORTG	COMMON STOCK	63861C109	1195	36006	SH		SOLE	0	36006	0	0
D	NETEASE INC-ADR		ADRS STOCK	64110W102	161	2874	SH		SOLE	0	2874	0	0
D	SUNTRUST BANKS		COMMON STOCK	867914103	24280	858859	SH		SOLE	0	858859	0	0
S REPORT SUMMARY                12 DATA RECORDS              0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED